The UBS Funds

Supplement to the Prospectus | July 11, 2018

Includes:

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

Dear Investor,

The purpose of this supplement is to update the Prospectus of The UBS Funds (the "Trust") with respect to the above-listed series (the "Funds").

The Board of Trustees of the Trust has approved amendments to the Trust's Portfolio Holdings Disclosure Policy for the Funds.

Therefore, the information under the heading "Disclosure of portfolio holdings" on page 90 of the Prospectus is deleted in its entirety and replaced by the following:

The UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Sustainable Equity Fund will generally post on their Web Site at http://www.ubs.com/us/en/asset_management/individual_investors/mutual_fund.html, the ten largest equity portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month-end, 10 days after the end of the month. Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web Site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. The semiannual and annual reports for each Fund will be posted on the Funds' Web Site at http://www.ubs.com/us/en/asset_management/individual_investors/mutual_fund.html. Please consult the Funds' SAI for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-961